Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Financial assets at FVTPL - unlisted equity securities [Member] | Level 2 [Member]
Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) [Line Items]
Fair value	$ 488	$ 489	$ 488	$ 1,287
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Market approach [Member] | Level 3 [Member]
Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) [Line Items]
Fair value			10,603	26,126
Valuation technique(s) and key inputs	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
Movie Income Right Investments [Member] | Level 2 [Member]
Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) [Line Items]
Fair value	$ 1,605
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Income Approach [Member] | Level 3 [Member]
Fair Value Measurement of Financial Instruments - Schedule of Fair Values of Financial Assets (Details) [Line Items]
Fair value	$ 3,918	$ 13,924	$ 8,039	$ 10,445
Valuation technique(s) and key inputs	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.